Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 – RELATED PARTY TRANSACTIONS

Consulting agreement

As part of consulting agreements, a director provided consulting services to the Company. The Company incurred $240,000 and $129,231, in consulting fees to this director for the years ended December 31, 2014 and 2013, respectively.

Amounts payable under these agreements were $210,212 and $216,000, as of December 31, 2014 and 2013, respectively.